Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 5,405	$ 3,799
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(361)	(513)
Tax-exempt income from securities	(379)	(364)
Tax rate change	(4)	6
Other	(80)	24
Income taxes (recoveries)	$ 4,581	$ 2,952
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	26.20%	26.40%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(1.80%)	(3.60%)
Tax-exempt income from securities	(1.80%)	(2.50%)
Other	(0.40%)	0.20%
Income taxes in Consolidated Statements of Income / effective tax rate	22.20%	20.50%